PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	(Unaudited) September 30, 2022	December 31, 2021
Facility	$576,309	$-
Equipment	398,118	-
Computer equipment	10,746	10,962
Less: accumulated depreciation	(2,944)	(1,367)
Property and equipment, net	$982,229	$9,595
Property and equipment consist of the following:
As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595